Deposits for Non-Current Assets	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Deposits for Non-Current Assets
12.	DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment *	159,890	73,621	12,161
Others **	29,600	29,600	4,890

	189,490	103,221	17,051
Reserve for unrecoverable deposits	(26,552)	(26,552)	(4,386)

	162,938	76,669	12,665

	For the Years Ended December 31,
	2012	2013	2013
	RMB	RMB	US$
Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	23,192	26,552	4,386
Provisions for the year	3,360	—	—

Balance at end of the year	26,552	26,552	4,386

*	The amount represents interest-free non-refundable partial payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of medical equipment to customers. As at December 31, 2013 the remaining contractual obligations associated with these purchase contracts are approximately RMB21,054 (US$3,478) which is included in the amount disclosed as purchase commitments in note 26.
**	On December 18, 2007, the Group entered into a framework agreement to build a proton treatment center in Beijing, pursuant to which the Group paid deposits to a subsidiary of Chang’an Information Industry (Group) Co., Ltd., to be used towards the construction of the proton treatment center. Total deposits paid as of December 31, 2012 and 2013 pursuant to this arrangement amounted to RMB29,600 and RMB29,600 (US$4,890), respectively. As at December 31, 2013, the proton treatment center has not commenced operations. Management expects to convert it into the equity investment of the proton treatment center in the future.

The Group recorded a reserve of unrecoverable deposits for purchase of property, plant and equipment amounting to RMB20,679. RMB3,360 and nil based on its assessment of realizability and financial strength of the counterparties, for the years ended December 31, 2011, 2012 and 2013 respectively. The total amount of impairment charge is included in the caption of “Asset impairment” in the consolidated statements of comprehensive income.